Debt (Details) - Schedule of Long-Term Debt Instruments - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Debt Instruments [Abstract]
Credit Mobilization Facility	$ 20,000	$ 20,000	$ 12,000
Less: deferred financing costs	(18)	(39)
Less: current maturities	(19,982)	(16,098)
Long-term debt, net of current maturities		$ 3,863